Business Combination (Tables)	6 Months Ended
Jun. 30, 2025
Business Combination [Line Items]
Summary of Acquisition Installments Payable	As of June 30, 2025, the future acquisition installments payable in respect of LBSM acquisition, were as follows:

Less than one year	162,500
Later than one year but less than two years	5,242
Total	167,742
Less: imputed interest	1,486
Present value of acquisition installment payable	166,256

Summary of Intangible Asset, net

As of June 30, 2025, Intangible Assets, net were as follows:

Description	Location in balance sheet	June 30, 2025
Technical License (Amortizable intangible asset)	Intangible Assets, net	405,628
		405,628

The balance for amortizable intangible assets as of June 30, 2025 is detailed below:

	Remaining Weighted Average Amortization period(in years)	Gross Amortizable Intangible Asset	Accumulated Amortization	Net Amortizable Intangible Asset
Technical License Management	13,75	$ 441,000	$ 35,372	$ 405,628

Summary of Estimated Amortization Expense of Intangible Asset to be Recognized	Estimated amortization expense of the intangible asset to be recognized by the Company is as follows:

2025	14,700
2026	29,400
2027	29,400
2028	29,400
2029	29,400
Thereafter	273,328
Total	405,628

Summary of Unaudited Pro Forma Revenues and Net (Loss)/Income

The following table represents the unaudited pro forma revenues and net (loss)/income assuming the acquisition of MGO occurred on January 1, 2024.

	June 30,
	2025	2024
Revenues	16,579,054	18,539,661
Net income/ (loss)	252,414	(2,435,342)

LBSM
Business Combination [Line Items]
Summary of Consideration Paid and the Allocation of Purchase Price to the Estimated Fair Value of the Assets Acquired and Liabilities Assumed

The following table summarizes the total consideration paid for LBSM and the allocation of purchase price to the estimated fair value of the assets acquired and liabilities assumed, if any, at the acquisition date:

Cash consideration	400,000
Acquisition installments payable (matures in August 2026)	385,156
Fair value of total purchase consideration	$785,156
Assets
Technical License*	$441,000
Total fair value of net assets acquired	$441,000
Goodwill	$344,156

*The technical license provides the Company with the right and opportunity to operate within the specific jurisdiction of Hong Kong. The license is issued by a relevant regulatory or certifying body and is necessary to meet industry-specific technical, safety, or operational standards required by local authorities.

MGO
Business Combination [Line Items]
Summary of Consideration Paid and the Allocation of Purchase Price to the Estimated Fair Value of the Assets Acquired and Liabilities Assumed

The following table summarizes the total purchase consideration and the allocation of the purchase price to the estimated fair value of the assets acquired and liabilities assumed at the acquisition date:

Purchase consideration (1)	14,258,460
Fair value of total purchase consideration	$14,258,460
Identifiable assets recognized upon business combination
Cash and cash equivalents	1,246,240
Accounts receivable, prepaid expenses and other current assets	405,357

Inventories	941,879
Property, plant and equipment	195,955
Trademark*	530,000
Accounts payable and accrue expenses	(143,145)
Total fair value of MGO’s net assets acquired	$3,176,286

Goodwill	$11,082,174